Stock-based payment plans	6 Months Ended
Jun. 30, 2018
Stock-based payment plans
Stock-based payment plans

9.Stock-based payment plans

On May 3, 2017, the Company’s board of directors adopted and its shareholders at a meeting held on June 6, 2017 approved, the 2017 Stock Option Plan. The Company will grant all future stock options and employee warrants (BSPCE) under the 2017 Stock Option Plan. On March 2, 2018, the board of directors also adopted the 2017-02 Free Share Plan from which the Company granted restricted stock units under the delegation approved by its shareholders at a meeting held on June 6, 2017.

The following table illustrates the number of stock options and warrants outstanding and weighted-average exercise prices ("WAEP") of stock options and warrants with an 8-for-1 conversion rate during the period (in thousands, except WAEP):

	Number of	Number of employee	Number of	WAEP per option/
	stock options	BSPCE warrants	BSA warrants	warrant
Balance at January 1, 2017	16,778	3,628	300	$0.88
Granted during the period	—	—	—	—
Forfeited during the period	(239)	(35)	—	1.35
Exercised during the period	(2,068)	(1,096)	—	0.67
Balance at June 30, 2017	14,471	2,497	300	$1.00
Balance at January 1, 2018	11,539	1,772	300	1.05
Granted during the period	—	—	—	—
Exercised during the period	(2,054)	(381)	(80)	1.08
Forfeited during the period	(118)	(3)	—	1.42
Balance at June 30, 2018	9,367	1,388	220	$1.01

Subsequent to June 18, 2016, the Company granted stock options, employee warrants (BSPCE) and warrants (BSA) granted on a 1-for-1 basis, whereby holders of these stock awards will exercise 1 option or warrant for 1 of the Company’s ordinary shares.

The following table illustrates the number of stock options and warrants outstanding and WAEP of stock options and warrants with a 1-for-1 conversion rate (in thousands, except WAEP):

	Number of	Number of employee	Number of	WAEP per option/
	stock options	BSPCE warrants	BSA warrants	warrant
Balance at January 1, 2017	731	93	18	$16.64
Granted during the period	169	30	27	26.97
Exercised during the period	—	—	—	—
Forfeited during the period	(27)	(3)	—	21.56
Balance at June 30, 2017	872	120	45	$19.89
Balance at January 1, 2018	840	121	50	21.97
Granted during the period	2	—	38	44.53
Exercised during the period	(71)	(4)	—	20.96
Forfeited during the period	(66)	(1)	—	21.59
Balance at June 30, 2018	705	116	88	$22.43

The weighted-average remaining contractual life for stock options, employee warrants (BSPCE) and warrants (BSA) outstanding as of June 30, 2018 was 7.0 years.

At June 30, 2018, there were a total number of stock options and employee warrants (BSPCE) available for grant under the Company's share pool reserve of 895,904 on delegation of the shareholders' meeting held on June 6, 2017.

At June 30, 2018, there were a total number of restricted stock units and warrants (BSA) available for grant under the Company's share pool reserve of 2,000,000 on delegation of the shareholders' meeting held on June 26, 2018.

In general, vesting of stock options and warrants occurs over four years, with 25% on the one year anniversary of the grant and 1/16th on a quarterly basis thereafter. Options have a contractual life of ten years. Individuals must continue to provide services to the Group in order to vest. Upon termination, all unvested options are forfeited and vested options must generally be exercised within three months. All expenses related to these plans have been recorded in the consolidated statements of operations in the same line items as the related employee's cash-based compensation.

(a)Stock options

The Company’s board of directors has approved Stock Option Plans for the granting of stock options to employees outside of France. The terms of the Stock Option Plans are substantially the same and at this time new share option grants may only be made pursuant to the 2017 Plan. Stock options may be granted to any individual employed by the Group.

In addition, under French law, the maximum number of shares issuable upon exercise of outstanding employee stock options may not exceed one-third of the outstanding share capital on a non-diluted basis as at the date of grant. As of June 30, 2018,  7,882,141 stock options exercisable for an aggregate of 1,153,863 ordinary shares, at a weighted average exercise price of $1.33 per option.

The following table summarizes information about stock options outstanding at June 30, 2018 with an 8-for-1 conversion rate (in thousands, except exercise price per option and per option fair value):

Date of board of
directors meeting	Exercise price	Number of stock	Number	Grant date fair
authorizing grant	per option	options outstanding	exercisable	value per option
June 11, 2010	$0.46	12	12	$0.06
February 16, 2011	$0.24	59	59	$0.10
June 29, 2011	$0.24	5	5	$0.10
April 25, 2012	$0.55	6	6	$0.03
April 30, 2012	$0.55	101	101	$0.03
September 21, 2012	$0.62	136	136	$0.03
June 12, 2013	$0.62	115	115	$0.02
December 17, 2013	$0.62	4,770	4,770	$0.02
April 24, 2014	$0.62	265	265	$0.44
October 24, 2014	$1.15	112	69	$0.44
December 18, 2014	$1.15	534	439	$0.44
February 6, 2015	$1.15	1,185	721	$0.44
April 24, 2015	$1.29	283	168	$0.44
July 23, 2015	$1.34	441	272	$0.45
October 20, 2015	$1.34	355	97	$0.45
February 4, 2016	$1.57	689	336	$0.51
April 15, 2016	$1.66	299	120	$0.58
		9,367	7,691

The following table summarizes information about stock options outstanding at June 30, 2018 with a 1-for-1 conversion rate (in thousands, except exercise price per option and per option fair value):

Date of board of
directors meeting	Exercise price	Number of share	Number	Grant date fair
authorizing grant	per option	options outstanding	exercisable	value per option
July 8, 2016	$16.23	468	129	$5.42
August 24, 2016	$29.67	10	4	$11.47
November 3, 2016	$22.31	36	8	$8.59
December 2, 2016	$22.77	40	15	$8.04
February 3, 2017	$22.85	91	23	$9.47
May 3, 2017	$30.87	28	7	$11.39
July 28, 2017	$38.37	29	5	$13.47
October 31,2017	$40.87	1	—	$14.52
February 7, 2018	$37.24	2	—	$11.55
		705	191

(b)Employee warrants (BSPCE)

In addition, the Company’s board of directors has been authorized by the shareholders' general meeting to grant BSPCE (“bons de souscription de parts de créateur d'entreprise or employee warrants”) to employees who are French tax residents as they carry favorable tax and social security treatment for French tax residents. Employee warrants (BSPCE) are a specific type of option to acquire ordinary shares available to qualifying companies in France that meet certain criteria. Otherwise, employee warrants (BSPCE) function in the same manner as share options.

As of June 30, 2018, 1,155,646 employee warrants (BSPCE) exercisable for an aggregate of 183,654 ordinary shares, at a weighted average exercise price of $1.90 per warrant.

The following table summarizes information about employee warrants (BSPCE) outstanding at June 30, 2018 with an 8-for-1 conversion rate (in thousands, except exercise price per warrant and per warrant fair value):

Date of board of		Number of
directors meeting	Exercise price	employee warrants	Number	Grant date fair
authorizing grant	per warrant	outstanding	exercisable	value per warrant
June 11, 2010	$0.46	16	16	$0.06
February 16, 2011	$0.46	32	32	$0.10
April 30, 2012	$0.55	72	72	$0.03
September 21, 2012	$0.62	143	143	$0.03
October 24, 2014	$1.15	360	315	$0.44
December 18, 2014	$1.15	346	290	$0.44
February 6, 2015	$1.15	2	2	$0.44
April 24, 2015	$1.29	193	141	$0.44
July 23, 2015	$1.34	4	3	$0.45
October 20, 2015	$1.34	7	4	$0.45
February 4, 2016	$1.57	36	14	$0.51
April 15, 2016	$1.66	177	79	$0.58
		1,388	1,111

The following table summarizes information about employee warrants (BSPCE) outstanding at June 30, 2018 with a 1-for-1 conversion rate (in thousands, except exercise price per warrant and per warrant fair value):

Date of board of		Number of
directors meeting	Exercise price	employee warrants	Number	Grant date fair
authorizing grant	per warrant	outstanding	exercisable	value per warrant
July 8, 2016	$16.23	67	30	$5.42
August 24, 2016	$29.67	6	2	$11.47
November 3, 2016	$22.31	4	2	$8.59
February 3, 2017	$22.85	11	4	$9.47
May 3, 2017	$30.87	17	5	$11.39
July 28, 2017	$38.37	9	2	$13.47
October 31, 2017	$40.87	2	—	$14.52
		116	45

(c)Restricted Stock Units (RSU)

For the first time, in the second quarter of 2017, the Company granted restricted stock units (“RSU”) to certain employees and officers under the 2016 Plan. Restricted stock units vest upon either a performance-based or only a service-based criteria.

Performance-based RSU’s vest based on the satisfaction of specific non-market performance criteria and a four-year service period. At each vesting date, the holder of the award is issued shares of the Company’s ordinary shares. Compensation expense from these awards is equal to the fair market value of the Company’s ordinary shares on the date of grant and is recognized over the remaining service period based on the probable outcome of achievement of the financial metrics used in the specific grant's performance criteria. Management’s estimate of the number of shares expected to vest is based on the anticipated achievement of the specified non-market performance criteria, which are assessed at each reporting period. Performance-based RSUs are typically granted such that they vest upon the achievement of certain software subscription sales targets, during a specified performance period and the completion of a four-year service period.

In general, service-based RSU’s vest over a four-year period, with 50% on the two year anniversary of the grant and equal quarterly installments thereafter.

Company’s compensation committee modified the terms of the performance-based RSU’s that were granted in the second quarter of 2017. Based on the modification accounting in IFRS 2, as the new terms laid out by the Company’s compensation committee changed the vesting conditions of the awards, the stock-based compensation expense was recognized beginning in the first quarter of 2018. These performance-based RSUs are reflected in the first quarter of 2018 in the table below.

In the first quarter of 2018, the Company granted a total of 107,330 performance-based RSU’s, with a grant date fair value of $50.03 per RSU, to certain executive officers. Performance-based RSUs are typically granted such that they vest upon the achievement of certain software subscription sales targets, during a specified one-year performance period and the completion of a four-year service period.

In the first quarter of 2018, the Company granted a total of 180,634 service-based RSUs, with a weigted-average grant date fair value of $43.25 per RSU, to certain employees and executive officers.

In the second quarter of 2018, the Company granted a total of 389,265 service-based restricted stock units, with a grant date fair value of $48.81 per RSU, to certain employees and executive officers.

	Service-based	Performance-based	Weighted-average
	RSUs	RSUs	grant date fair value
Unvested balance at January 1, 2017	—	—	$—
Granted during the period	269	279	30.87
Released during the period	—	—	—
Forfeited during the period	(2)	—	30.87
Unvested balance at June 30, 2017	267	279	$30.87
Unvested balance at January 1, 2018	509	—	33.10
Granted during the period	570	247	43.90
Released during the period	(23)	(29)	33.07
Forfeited during the period	(44)	(12)	35.65
Unvested balance at June 30, 2018	1,012	206	$40.23

(d)Warrants (BSA)

The Company's board of directors has granted warrants (otherwise known as "bons de souscription d'actions" or "warrants (BSA)") to Company directors. In addition to any exercise price payable by a holder upon the exercise of any warrants (BSA), pursuant to the relevant shareholders' delegation to the Company’s board of directors, such warrants need to be subscribed for at a price at least equal to 5% of the exercise price which represents the fair market value of the underlying ordinary shares at grant date.

In the first quarter of 2018, the Company’s board of directors granted 38,244 warrants (BSA), with a 1-for-1 conversion rate, with an exercise price of $48.16 and grant date fair value of $16.73 per warrant. The warrants (BSA) vest quarterly over a one-year period and at June 30, 2018, 9,560 warrants (BSA) are exercisable.

As of June 30, 2018, 178,162 warrants (BSA) exercisable for an aggregate of 73,162 ordinary shares, at a weighted average exercise price of $11.82 per option.

(e)Restricted shares

The Company entered into an agreement with a current executive of the Company, which allowed the executive to purchase ordinary shares at the nominal price of €0.08. The shares are restricted in that the Company has the right to repurchase the shares back from the executive and cancel such shares during a four year vesting period in which the executive has a  service condition to meet. The Company is able to repurchase the shares from the executive at the nominal price of €0.08 during a vesting period. The Company's right to repurchase the shares lapses over a four year period, with 25% on the one year anniversary of the grant and either monthly or 1/16th on a quarterly basis thereafter. At December 31, 2017 and June 30, 2018, the Company had 41,355 and 27,570 restricted shares outstanding, respectively.

(f)Fair value of stock options and warrants

Determining the fair value of the share-based payments at the grant date requires judgment. The Company calculated the fair value of each instrument on the grant date using the Black-Scholes option pricing model. The Black-Scholes model requires the input of highly subjective assumptions, including the expected volatility, expected term, risk-free interest rate and dividend yield.

Exercise price

The exercise price of the Company’s stock awards is based on the fair market value of our ordinary shares.

Risk-free interest rate

The risk-free interest rate represents the implied yield currently available on zero-coupon government issued securities over the expected term of the option.

Expected term

The Company determines the expected term based on the average period the share options are expected to remain outstanding.

Expected Volatility

The Group considered historical volatility of the Company’s share price since the IPO and also considered the historical volatility of similar entities following a comparable period in their lives.

Expected Dividend yield

The Company has never declared or paid any cash dividends and it does not presently plan to pay cash dividends in the foreseeable future. Consequently, the Company uses an expected dividend yield of zero.

The Company estimated the following assumptions for the calculation of the fair value of the share options and warrants:

	Three Months Ended June 30,		Six Months Ended June 30,
	2017	2018	2017	2018
Weighted average fair value of underlying shares	$30.87	$—	$25.55	$49.26
Weighted average expected volatility	47.5%	—%	51.4%	41.2%
Weighted average risk-free interest rate	1.68%	—%	1.69%	2.52%
Weighted average expected term (in years)	3.67	—	3.76	3.27
Dividend yield	—%	—%	—%	—%

During the three months ended June 30, 2018, the Company did not grant any stock options, employee warrants (BSPCE) or warrants (BSA), which would require a fair value measurement, and therefore no assumptions were used during this period.

(g)Employee Stock Purchase Plan

In the fourth quarter of 2017, the Company established the 2017 Employee Stock Purchase Plan (the “ESPP”) which is intended to qualify under Section 423 of the Internal Revenue Code of 1986. The ESPP allows eligible employee participants to purchase ADSs, with each ADS representing one ordinary share of the Company, at a discount through payroll deductions. The Company’s executive officers and all of its other employees will be allowed to participate in the ESPP. A total of 571,000 ADSs of the Company’s ordinary shares will be made available for sale under the ESPP. In addition, with shareholder approval, the ESPP provides for increases by the Company’s board of directors in the number of ADSs available for issuance under the ESPP.

Under the ESPP, employees are eligible to purchase ADSs through payroll deductions of up to 15% of their eligible compensation, subject to any plan limitations. The ESPP has two consecutive offering periods of approximately six months in length during the year and the purchase price of the ADSs will be 85% of the lower of the fair value of the Company’s ADSs on the first trading day of the offering period or on the last day of the offering period. Under applicable tax rules, an employee may purchase no more than $25,000 worth of ADS, valued at the start of the purchase period, under the ESPP in any calendar year. The first offering period began in February 2018.

(h)Compensation expense

For the three and six month periods ended June 30, 2017 and 2018, the Company recorded compensation expense as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2017	2018	2017	2018
Stock options	$657	$198	$1,315	$519
Employee warrants (BSPCE)	97	78	183	152
Restricted shares	279	81	556	165
Restricted stock units	768	3,845	768	7,113
Employee warrants (BSA)	86	190	156	332
Employee stock purchase plan	—	303	—	435
Total stock-based compensation expense	$1,887	$4,695	$2,978	$8,716

Cost of revenue and operating expenses include employee stock-based compensation expense as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2017	2018	2017	2018
Cost of revenue - subscriptions	$74	$315	$95	$492
Cost of revenue - professional services	42	183	81	287
Sales and marketing	676	1,523	1,078	2,704
Research and development	322	1,359	488	2,542
General and administrative	773	1,315	1,236	2,691
Total stock-based compensation expense	$1,887	$4,695	$2,978	$8,716

As of June 30, 2018, there was:

•$4.3 million total unrecognized compensation expense related to unvested employee share options that are expected to vest and the cost is expected to be recognized over a weighted-average period of approximately 1.9 years;

•$0.7 million total unrecognized compensation expense related to unvested employee warrants (BSPCE) that are expected to vest and the cost is expected to be recognized over a weighted-average period of approximately 2.0 years;

•$0.6 million total unrecognized compensation expense related to warrants (BSA) that are expected to vest and the cost is expected to be recognized over a weighted-average period of approximately 0.6 years;

•$0.3 million total unrecognized compensation expense related to unvested restricted shares that are expected to vest and the cost is expected to be recognized over a weighted-average period of approximately 1.0 years.

•

$40.4 million total unrecognized compensation expense related to unvested restricted stock units that are expected to vest and the cost is expected to be recognized over a weighted-average period of approximately 3.5 years.